Significant Accounting Policies - Additional Information (Details)	12 Months Ended
Dec. 31, 2017 USD ($) shares
Disclosure Of Significant Accounting Policies [Line Items]
Impairment loss | $	$ 0
Deferred Share Units
Disclosure Of Significant Accounting Policies [Line Items]
Share based payment arrangement other equity instruments conversion ratio	1
Restricted Share Units
Disclosure Of Significant Accounting Policies [Line Items]
Share based payment arrangement other equity instruments conversion ratio	1
Share based payment arrangement vesting period	3 years